Summary of Changes to Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	$ 28,437	$ 39,493	$ 44,417
Impairment charge - T2CN, IAHGames, OneNet and FunTown (Notes 5 and 10)	(12,489)	(5,097)	(2,255)
Reversal of contingent payment of minimum guarantee under licensing agreement		(5,885)
Translation adjustment	986	(1,123)	2,643
Balance at end of year	16,934	28,437	39,493
Infocomm Asia Holdings Private Limited and One Net Company Limited
Goodwill [Line Items]
Acquisition - IAHGames (Note 4) and OneNet		1,049	12,188
T2CN, IAHGames, OneNet and FunTown
Goodwill [Line Items]
Impairment charge - T2CN, IAHGames, OneNet and FunTown (Notes 5 and 10)	$ (12,489)	$ (5,097)	$ (19,755)